UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                ------------------
Check here if Amendment [  ]: Amendment Number:
                                                --------------

   This Amendment (Check only one):   |_|  is a restatement
                                      |_|  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             JAT Capital Management, L.P.
Address:          599 Lexington Avenue, Suite 4110
                  New York, NY 10022


Form 13F File Number:        28-12755
                             --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark A. Weiner
Title:            Chief Financial Officer
Phone:            212) 720-3131

Signature, Place and Date of Signing:


       /s/ Mark A. Weiner            New York, NY             November 16, 2009
---------------------------          -------------            -----------------
           [Signature]               [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
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Form 13F Information Table Entry Total:                      26
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Form 13F Information Table Value Total:                   $654,826
                                                  ---------------------
                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None





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                                                    JAT CAPITAL MANAGEMENT, L.P.
                                                             FORM 13F-HR
                                                  Quarter Ended September 30, 2009

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                              CLASS                      VALUE     SH/PRN     SH/   PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
  NAME OF ISSUER              TITLE          CUSIP     (X$1,000)     AMT      PRN   CALL  DISCRETION  MGRS      SOLE    SHARED  NONE
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
AKAMAI TECHNOLOGIES INC       COM             00971T101   2,558     130,000   SH          SOLE                 130,000
ANIXTER INTL INC              COM             035290105  10,786     268,907   SH          SOLE                 268,907
APPLE INC                     COM             037833100  18,033      97,289   SH          SOLE                  97,289
ARRIS GROUP INC               COM             04269Q100  13,329   1,024,550   SH          SOLE               1,024,550
BAIDU INC                     SPON ADR REP A  056752108  13,212      33,785   SH          SOLE                  33,785
BROCADE COMMUNICATIONS SYS I  COM NEW         111621306   5,039     641,059   SH          SOLE                 641,059
BUCKLE INC                    COM             118440106   3,362      98,477   SH          SOLE                  98,477
CABLEVISION SYS CORP          CL A NY CABLVS  12686C109  24,781   1,043,407   SH          SOLE               1,043,407
CBL & ASSOC PPTYS INC         COM             124830100  24,127   2,487,361   SH          SOLE               2,487,361
CBS CORP NEW                  CL B            124857202  18,957   1,573,179   SH          SOLE               1,573,179
COMMSCOPE INC                 COM             203372107  33,002   1,102,651   SH          SOLE               1,102,651
CORRECTIONS CORP AMER NEW     COM NEW         22025Y407  28,111   1,241,099   SH          SOLE               1,241,099
DIRECTV GROUP INC             COM             25459L106  12,924     468,600   SH          SOLE                 468,600
EQUINIX INC                   COM NEW         29444U502  82,902     901,105   SH          SOLE                 901,105
F5 NETWORKS INC               COM             315616102  33,008     832,900   SH    CALL  SOLE                 832,900
F5 NETWORKS INC               COM             315616102  41,237   1,040,546   SH          SOLE               1,040,546
LAS VEGAS SANDS CORP          COM             517834107  21,298   1,264,735   SH          SOLE               1,264,735
LEAP WIRELESS INTL INC        COM NEW         521863308   5,273     269,716   SH          SOLE                 269,716
MERCADOLIBRE INC              COM             58733R102   1,432      37,235   SH          SOLE                  37,235
NETFLIX INC                   COM             64110L106  10,282     222,701   SH          SOLE                 222,701
NII HLDGS INC                 CL B NEW        62913F201  75,822   2,522,359   SH          SOLE               2,522,359
NVIDIA CORP                   COM             67066G104     813      54,100   SH          SOLE                  54,100
PALM INC NEW                  COM             696643105  58,299   3,339,000   SH    PUT   SOLE               3,339,000
PERFECT WORLD CO LTD          SPON ADR REP B  71372U104  36,411     756,990   SH          SOLE                 756,990
RESEARCH IN MOTION LTD        COM             760975102  46,391     685,954   SH          SOLE                 685,954
ROYAL CARIBBEAN CRUISES LTD   COM             V7780T103  33,437   1,388,566   SH          SOLE               1,388,566



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